Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Basic earnings per share	$2.41	2.67	$4.28	4.97

Diluted Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Effect of assumed exercise of stock options	46,622	35,281	42,693	34,683
Total	1,933,657	1,923,829	1,929,838	1,923,242
Diluted earnings per share	$2.36	2.62	$4.19	4.88